Deferred income tax - Deferred tax asset and liability (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax
Deferred income tax assets	$ 11,064	[1]	$ 13,443
Deferred income tax liabilities	(118,210)	[1]	(177,184)
Net deferred tax liabilities	$ (107,146)		$ (163,741)	$ (14,937)	$ (7,436)

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).